SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - NATURALSHRIMP INCORPORATED [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Warrant liability, beginning			$ 3,923,000			$ 90,000
Additions to warrant liability					5,910,000
Reclass to equity upon cancellation or exercise						(90,000)
Change in fair value	$ 39,000		(1,876,000)		(1,987,000)
Warrant liability, Ending	$ 2,047,000		2,047,000		3,923,000
Change in fair value			$ (1,876,000)		$ (1,987,000)